Income Taxes	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Income Taxes	INCOME TAXES
IPALCO follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPALCO and its subsidiaries each filed separate income tax returns. IPALCO is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods. IPALCO made tax sharing payments to AES of $27.0 million, $29.6 million and $28.3 million in 2020, 2019 and 2018, respectively.

On March 25, 2014, the state of Indiana amended Indiana Code 6-3-2-1 through Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2%. While the statutory state income tax rate decreased to 5.375% for the calendar year 2020, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences. The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $1.3 million. The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.1 million. The statutory state corporate income tax rate will be 5.075% for 2021.
Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2020	2019	2018
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$19,489	$17,229	$20,341
State	6,249	3,022	8,843
Total current income taxes	25,738	20,251	29,184
Deferred income taxes:
Federal	323	7,547	(15,150)
State	2,531	7,745	326
Total deferred income taxes	2,854	15,292	(14,824)
Net amortization of investment credit	—	(15)	(911)
Total income tax expense	$28,592	$35,528	$13,449

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2020	2019	2018
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	4.2%	4.4%	5.6%
Research and development credit	—%	—%	(1.9)%
Depreciation flow through and amortization	(6.8)%	(5.7)%	(15.6)%
Additional funds used during construction - equity	1.0%	0.2%	0.3%
Other – net	1.2%	1.3%	(0.3)%
Effective tax rate	20.6%	21.2%	9.1%

Deferred Income Taxes

The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2020 and 2019, are as follows:

	2020	2019
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$408,291	$411,182
Regulatory assets recoverable through future rates	82,783	69,156
Other	5,485	6,192
Total deferred tax liabilities	496,559	486,530
Deferred tax assets:
Investment tax credit	6	7
Regulatory liabilities including ARO	197,657	191,676
Employee benefit plans	3,866	8,545
Other	19,316	13,441
Total deferred tax assets	220,845	213,669
Deferred income tax liability – net	$275,714	$272,861

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(In Thousands)
Unrecognized tax benefits at January 1	$7,056	$7,056	$7,049
Gross increases – current period tax positions	312	—	—
Gross decreases – prior period tax positions	—	—	7
Unrecognized tax benefits at December 31	$7,368	$7,056	$7,056

The unrecognized tax benefits at December 31, 2020 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.

Indianapolis Power And Light Company
Entity Information [Line Items]
Income Taxes	INCOME TAXES
IPL follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and IPL. Under a tax sharing agreement with IPALCO, IPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPL filed separate income tax returns. IPL is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods. IPL made tax sharing payments to IPALCO of $27.0 million, $37.4 million and $33.8 million in 2020, 2019 and 2018, respectively.

On March 25, 2014, the state of Indiana amended Indiana Code 6-3-2-1 through Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2%. While the statutory state income tax rate decreased to 5.375% for the calendar year 2020, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences. The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $1.3 million. The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.1 million. The statutory state corporate income tax rate will be 5.075% for 2021.
Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2020	2019	2018
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$28,395	$23,941	$26,021
State	8,661	4,370	11,215
Total current income taxes	37,056	28,311	37,236
Deferred income taxes:
Federal	503	7,578	(15,080)
State	2,576	7,556	345
Total deferred income taxes	3,079	15,134	(14,735)
Net amortization of investment credit	—	(15)	(911)
Total income tax expense	$40,135	$43,430	$21,590

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2020	2019	2018
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	4.2%	4.4%	5.6%
Amortization of investment tax credits	—%	—%	(0.5)%
Research and development credit	—%	—%	(1.6)%
Depreciation flow through and amortization	(5.1)%	(4.7)%	(12.6)%
Additional funds used during construction - equity	0.7%	0.2%	0.3%
Other – net	1.0%	0.8%	(0.1)%
Effective tax rate	21.8%	21.7%	12.1%

Deferred Income Taxes

The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2020 and 2019, are as follows:

	2020	2019
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$408,291	$411,182
Regulatory assets recoverable through future rates	82,783	69,156
Other	5,323	5,742
Total deferred tax liabilities	496,397	486,080
Deferred tax assets:
Investment tax credit	6	7
Regulatory liabilities including ARO	197,657	191,676
Employee benefit plans	3,866	8,556
Other	5,069	6,682
Total deferred tax assets	206,598	206,921
Deferred income tax liability – net	$289,799	$279,159

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(In Thousands)
Unrecognized tax benefits at January 1	$7,056	$7,056	$7,049
Gross increases – current period tax positions	312	—	—
Gross decreases – prior period tax positions	—	—	7
Unrecognized tax benefits at December 31	$7,368	$7,056	$7,056

The unrecognized tax benefits at December 31, 2020 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.